Equity-Based Compensation	9 Months Ended
Oct. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation
13) EQUITY-BASED COMPENSATION
Equity-Based Compensation Plan
Prior to the IPO, the board of Holdings approved the Core & Main Holdings, LP Equity Incentive Plan. Employees and independent directors of the Company previously received profits units and unit appreciation rights in Holdings indirectly through Management Feeder. These awards were issued from Management Feeder, which in turn received grants from Holdings in the amounts and terms that were identical to those that were issued to employees and independent directors.
Treatment of Profit Units in Reorganization Transactions
In connection with the Reorganization Transactions, Holdings was recapitalized and its common units and profits units were converted to a single class of Partnership Interests. Partnership Interests in the recapitalized Holdings, which correspond to prior profits units of Holdings, which were held by Management Feeder (which relate to profits units in Management Feeder held by the Company’s employees and directors), remain subject to the same time-based vesting requirements that existed prior to the Reorganization Transactions. As part of the recapitalization of Holdings, the quantity of Partnership Interests issued in the recapitalization contemplated the settlement of the historical benchmark prices and the public offering price of Class A common stock in the IPO.
A summary of the Partnership Interests is presented below (shares in thousands):

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 31, 2021	6,322	$6.92
Granted	406	18.00
Forfeitures	(15)	8.46
Repurchases	(58)	8.46

Outstanding prior to Reorganization Transactions	6,655	7.58
Conversion	4,684

Outstanding following Reorganization Transactions	11,339	$—

Number of Shares
Outstanding following Reorganization Transactions	11,339
Vested awards following the Reorganization Transactions	(6,320)

Non-vested following the Reorganization Transactions	5,019
Vested	(1,958)

Non-vested at October 31, 2021	3,061

Treatment of Unit Appreciation Rights in Reorganization Transactions
In connection with the Reorganization Transactions, unit appreciation rights of Holdings were converted to stock appreciation rights denominated in shares of Class A common stock with adjustments to the number of awards and benchmark prices.
A summary of the stock appreciation rights is presented below (shares in thousands):

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 31, 2021	200	$10.00
Granted	100	18.00

Outstanding prior to Reorganization Transactions	300	12.66
Conversion	334

Outstanding following Reorganization Transactions	634	$5.00

	Number of Shares	Weighted Average Benchmark Price
Outstanding following the Reorganization Transactions	634	$5.00
Vested awards following the Reorganization Transactions	(242)	3.24

Non-vested following the Reorganization Transactions	392	6.09
Vested	(43)	3.24

Non-vested at October 31, 2021	349	$6.44

Omnibus Incentive Plan
In July 2021, in connection with the IPO, Core & Main’s sole stockholder approved and Core & Main’s board of directors adopted the 2021 Omnibus Equity Incentive Plan (the “Omnibus Incentive Plan”). Under the Omnibus Incentive Plan, 12,600,000 shares of Class A common stock, plus 633,683 shares of Class A common stock in respect of stock appreciation rights that were converted from unit appreciation rights of Holdings outstanding prior to the IPO, are reserved and available for future issuance.
Compensation Expense
The Company evaluated the conversions of the profits units and unit appreciation rights as part of the Reorganization Transactions and concluded that each represented an accounting modification of the original awards. As such, the Company is required to recognize the incremental fair value immediately after each modification compared with immediately before as additional compensation expense. Incremental compensation expense for awards that were vested as of the Reorganization Transactions were recognized immediately and expense for unvested awards will be recognized over the remaining service period. During the three and nine months ended October 31, 2021, the Company recognized compensation expense of $2.7 million and $22.2 million, respectively, compared with $1.1 million and $3.1 million during the three and nine months ended November 1, 2020, respectively. As of October 31, 2021, the unrecognized share based compensation was $11.4 million.